RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 2,144	¥ 2,697	¥ 11,061
Purchases
Related Party Transaction
Related party transaction amounts of transaction	3,513	13,249	6,496
Ying De | Sales
Related Party Transaction
Related party transaction amounts of transaction	540		6,384
Ying De | Purchases
Related Party Transaction
Related party transaction amounts of transaction			162
Shareholders | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 1,604	¥ 2,682	¥ 4,677
Percentage of company's sale	2.00%	2.00%	5.00%
Shareholders | Borrowing
Related Party Transaction
Related party transaction amounts of transaction	¥ 174	¥ 935	¥ 3,229
Shareholders | Borrowing | Minimum
Related Party Transaction
Borrowing interest rate	4.50%
Shareholders | Borrowing | Maximum
Related Party Transaction
Borrowing interest rate	6.00%
Beijing Liantaide | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 0	15
Beijing Liantaide | Purchases
Related Party Transaction
Related party transaction amounts of transaction	3,513	13,249	6,334
NCI | Interest accrual
Related Party Transaction
Related party transaction amounts of transaction	¥ 399	¥ 444	¥ 468